SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Ownership interest (Details)	Mar. 31, 2021	Dec. 31, 2020
EVgo Holdco | EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Concentration Risk [Line Items]
Percentage of ownership interest held	100.00%	100.00%